Share-Based Compensation - Schedule of Share-Based Compensation Expenses Included in Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 1,852	¥ 1,900,588	$ 291,278	¥ 74,995	¥ 14,031
Fulfilment Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		2,947
Selling and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		54,332
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		1,841,409		¥ 74,995	¥ 14,031
Research and Development Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		¥ 1,900